Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Earnings per ordinary and restricted voting common share (collectively, the "common shares") for the three and six month periods ended June 30, 2013 and June 30, 2012 are as follows:

	Three Month Periods Ended		Six Month Periods Ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
Basic:
Net income attributable to Atlas	$1,701	$130	$2,303	$265
Less: Preferred share dividends	225	202	501	402
Net income (loss) attributable to common shareholders	1,476	(72)	1,802	(137)
Weighted average basic common shares outstanding	8,131,450	6,144,385	7,591,092	6,145,099
Basic earnings (loss) per common share	$0.18	$(0.01)	$0.24	$(0.02)
Diluted:
Weighted average basic common shares outstanding	8,131,450	6,144,385	7,591,092	6,145,099
Add:
Dilutive stock options outstanding	44,161	—	31,719	—
Dilutive warrants	252,794	—	183,945	—
Preferred shares	2,540,000	—	2,540,000	—
Dilutive average common shares outstanding	10,968,405	6,144,385	10,346,756	6,145,099
Dilutive earnings per common share	$0.16	$(0.01)	$0.22	$(0.02)
Earnings per ordinary and restricted voting common share (collectively, the "common shares") for the three and six month periods ended June 30, 2013 and June 30, 2012 are as follows:

	Three Month Periods Ended		Six Month Periods Ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
Basic:
Net income attributable to Atlas	$1,701	$130	$2,303	$265
Less: Preferred share dividends	225	202	501	402
Net income (loss) attributable to common shareholders	1,476	(72)	1,802	(137)
Weighted average basic common shares outstanding	8,131,450	6,144,385	7,591,092	6,145,099
Basic earnings (loss) per common share	$0.18	$(0.01)	$0.24	$(0.02)
Diluted:
Weighted average basic common shares outstanding	8,131,450	6,144,385	7,591,092	6,145,099
Add:
Dilutive stock options outstanding	44,161	—	31,719	—
Dilutive warrants	252,794	—	183,945	—
Preferred shares	2,540,000	—	2,540,000	—
Dilutive average common shares outstanding	10,968,405	6,144,385	10,346,756	6,145,099
Dilutive earnings per common share	$0.16	$(0.01)	$0.22	$(0.02)

Earnings per ordinary and restricted voting common share (collectively, the "common shares") for the years ended December 31, 2012, December 31, 2011 is as follows:

	2012	2011
Basic:
Net income/(loss) attributable to Atlas	$3,166	$(2,470)
Less: Preferred share dividends	810	810
Net income/(loss) attributable to common shareholders	2,356	(3,280)
Weighted average common shares outstanding	6,144,281	6,124,542
Basic earnings/(loss) per common share	$0.38	$(0.54)
Diluted:
Net income/(loss) attributable to Atlas	$3,166	$(2,470)
Weighted average common shares outstanding	6,144,281	6,124,542
Dilutive potential ordinary shares	2,290,667	—
Dilutive average common shares outstanding	8,434,948	6,124,542
Dilutive earnings/(loss) per common share	$0.38	$(0.54)